Asset retirement obligations - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Asset Retirement Obligations [Line Items]
Asset Retirement Obligations Based On Current Cost Estimates	$ 1,800.0	$ 1,800.0
Credit Risk Rate Used In Determining Other Provisions	5.30%	4.00%
Increase decrease in discount rate, asset retirement obligations	0.50%
IncreaseDecreaseInAssetRetirementObligations	$ 52.7
Scenario Forecasts [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
IncreaseDecreaseInAssetRetirementObligations	27.5
Two Thousand Twenty And Two Thousand Seventy Three [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Asset retirement obligations based on a total undiscounted future liability	2,600.0	$ 2,600.0
Two Thousand Thirty And Two Thousand Fourty [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Asset retirement obligations based on a total undiscounted future liability	700.0
Two Thousand Fourty Eight And Two Thousand Fifty Five [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Asset retirement obligations based on a total undiscounted future liability	900.0
Two Thousand Sixty And Two Thousand Seventy Three [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Asset retirement obligations based on a total undiscounted future liability	$ 700.0
Bottom of range [member]
Disclosure Of Asset Retirement Obligations [Line Items]
Inflation rates used in determining the cash flow estimates	0.40%	0.50%
Top of range [member]
Disclosure Of Asset Retirement Obligations [Line Items]
Inflation rates used in determining the cash flow estimates	2.70%	2.90%